Segments of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segments of Business [Abstract]
SEGMENTS OF BUSINESS

NOTE 10 – SEGMENTS OF BUSINESS

The Company operates in two distinct business segments within the medical device industry: manufacturing and neurostimulation.

The manufacturing segment includes the manufacturing operations of our wholly owned subsidiary Medi-Line, located in Angleur (Liege), Belgium. Medi-Line manufactures single-use medical devices for the medical and pharmaceutical sectors, including radiopharmacy technology, urology products, and sterilization cases and trays, and designs, develops, and offers worldwide production and supply-chain capabilities for these products to its customers.

The neurostimulation segment includes development, manufacturing, and commercialization of neurostimulation technology for the treatment of various neurological disorders through electrical stimulation of neural tissues. Our first commercial application of the platform will be the Viant™ Deep Brain Stimulation System. Operations for the neurostimulation segment are conducted in the United States, Puerto Rico, Belgium, and Germany.

Other items of revenue not directly related to manufacturing or neurostimulation revenues are categorized as other operating income. Other operating income and expenses not directly related to a specific segment are identified as “other,” and not allocated to segments.

An analysis and reconciliation of the Company’s business segments and geographic information to the respective information in the Condensed Consolidated Financial Statements follows. Revenue by geographic area are presented by allocating revenue from external customers based on where the products are shipped or services are rendered:

Revenue by Segment:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Manufacturing	$1,938,908	$816,325	$7,119,557	$816,325
Neurostimulation	5,003	202,362	400,055	292,936
Other	33,718	20,992	147,215	38,027
Consolidated total	$1,977,629	$1,039,679	$7,666,827	$1,147,288

Income (Loss) Before Income Tax by Segment:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Manufacturing	$48,982	$114,720	$223,100	$114,720
Neurostimulation	(1,386,884)	(1,070,982)	(3,892,894)	(4,144,691)
Other (1)	(59,155)	532,010	26,346	425,967
Consolidated total	$(1,397,057)	$(424,252)	$(3,643,448)	$(3,604,004)

(1) Amounts not allocated to segments include interest income (expense) and other income (expense), and amortization of acquisition intangible assets.

Sales by Geographic Area:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Sales Non-domestic locations
United Kingdom	$886,886	$519,364	$3,530,395	$609,938
Belgium	557,079	229,817	2,286,767	229,817
Switzerland	166,674	59,253	563,641	59,253
Netherlands	184,161	85,763	533,329	85,763
Norway	142,470	120,094	487,640	120,094
Rest of world	6,641	4,396	117,840	4,396
Consolidated sales	1,943,911	1,018,687	7,519,612	1,109,261
Other operating revenue	33,718	20,992	147,215	38,027
Consolidated revenue	$1,977,629	$1,039,679	$7,666,827	$1,147,288

Long-Lived Assets:

	September 30,	December 31,
	2018	2017
Manufacturing	$3,422,963	$3,535,516
Neurostimulation	7,774,609	8,643,118
Other	2,085,542	2,130,690
Consolidated total	$13,283,114	$14,309,324

NOTE 10 – SEGMENTS OF BUSINESS

The Company operates in two distinct business segments within the medical device industry; manufacturing and neurostimulation. The manufacturing segment includes the manufacturing operations of our wholly-owned subsidiary Medi-Line located in Angleur (Liege) Belgium. The neurostimulation segment includes development, manufacturing, and commercialization of neurostimulation technology. Operations for the neurostimulation segment are conducted in the United States, Puerto Rico, Belgium and Germany. Other items of revenue, not directly related to manufacturing or neurostimulation revenues are categorized as other operating income. Other operating income and expenses not directly related to a specific segment are identified as Income (expense) not allocated to segments.

	Revenue		Long Lived Assets
	2017	2016	2017	2016
Manufacturing	$2,932,664	$—	$3,535,516	$—
Neurostimulation	291,750	1,456,038	8,643,118	9,780,556
Other	78,361	38,843	2,130,690	888
Consolidated total	$3,302,775	$1,494,881	$14,309,324	$9,781,444

	Income Before Tax		Identifiable Assets
	2017	2016	2017	2016
Manufacturing	$(31,698)	$—	$7,803,409	$—
Neurostimulation	(6,117,404)	(673,117)	9,421,311	10,141,459
Other	3,971,461	(129,346)	3,126,724	2,270,388
Consolidated total	$(2,177,641)	$(802,463)	$20,351,444	$12,411,847

	Additions to Property Plant and Equipment		Depreciation and Amortization
	2017	2016	2017	2016
Manufacturing	$50,495	$—	$74,344	$—
Neurostimulation	11,172	31,581	1,203,169	636,822
Other	—	986	20,197	99
Consolidated total	$61,667	$32,567	$1,297,710	$636,921